Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 34,157	$ 26,491	$ 14,000
Foreign currency translation adjustments	13,456	5,496	(8,370)
Total comprehensive income	47,613	31,987	5,630
Comprehensive income attributed to non-controlling interests	431	301	193
Comprehensive income attributable to Sapiens’ shareholders	$ 47,182	$ 31,686	$ 5,437